Shareholder Report, Holdings (Details)	Jun. 30, 2024
C000005456 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000005456 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000005456 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000005456 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000005456 | Merck
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000005456 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000005456 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000005456 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000005456 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000005456 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000005456 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000005456 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000005456 | Payors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000005456 | Implants
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000005456 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000005456 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000005456 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000005456 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000005456 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%
C000169937 | Eli Lilly
Holdings [Line Items]
Percent of Net Asset Value	12.10%
C000169937 | UnitedHealth Group
Holdings [Line Items]
Percent of Net Asset Value	6.50%
C000169937 | Intuitive Surgical
Holdings [Line Items]
Percent of Net Asset Value	4.80%
C000169937 | Thermo Fisher Scientific
Holdings [Line Items]
Percent of Net Asset Value	4.40%
C000169937 | Merck
Holdings [Line Items]
Percent of Net Asset Value	4.00%
C000169937 | Elevance Health
Holdings [Line Items]
Percent of Net Asset Value	3.70%
C000169937 | Stryker
Holdings [Line Items]
Percent of Net Asset Value	3.60%
C000169937 | Danaher
Holdings [Line Items]
Percent of Net Asset Value	3.40%
C000169937 | Regeneron Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	3.20%
C000169937 | Vertex Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	2.60%
C000169937 | Other Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	23.70%
C000169937 | Major Pharmaceuticals
Holdings [Line Items]
Percent of Net Asset Value	20.80%
C000169937 | Payors
Holdings [Line Items]
Percent of Net Asset Value	14.20%
C000169937 | Implants
Holdings [Line Items]
Percent of Net Asset Value	12.70%
C000169937 | Life Sciences
Holdings [Line Items]
Percent of Net Asset Value	10.40%
C000169937 | Major Biotechnology
Holdings [Line Items]
Percent of Net Asset Value	7.00%
C000169937 | Other Products & Devices
Holdings [Line Items]
Percent of Net Asset Value	5.30%
C000169937 | Providers
Holdings [Line Items]
Percent of Net Asset Value	2.00%
C000169937 | Other Services
Holdings [Line Items]
Percent of Net Asset Value	1.70%